UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-07471

Matthew 25 Fund

(Exact name of registrant as specified in charter)

715 Twining Road

Suite 212

Dresher, PA 19025

(Address of principal executive offices) (Zip code)

Mark Mulholland

715 Twining Road

Suite 212

Dresher, PA 19025

(Name and address of agent for service)

Registrant's telephone number, including area code: (215) 884-4458

Date of fiscal year end: December 31

Date of reporting period: June 30, 2024

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

SEMI-ANNUAL SHAREHOLDER REPORT

June 30, 2024 (Unaudited)

MATTHEW 25 FUND

MXXVX

ADDITIONAL INFORMATION

This semi-annual shareholder report contains important information about the Matthew 25 Fund - MXXVX for the period January 1, 2024 to June 30, 2024, as well as certain changes to the fund. You can find additional information about the fund at https://www.matthew25fund.com/. You can also request this information by contacting us at 1-888-M25-FUND.

expense Information

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Matthew 25 Fund	$55.50	1.11%

*Annualized

managment’s discussion of fund performance

Dear Shareholders,

Our Matthew 25 Fund (MXXVX) returned 8.79% in the first 6 months of 2024. This was less than the 15.35% return on the S&P 500 Index (SPX). I am optimistic about our current portfolio of growth and value investments with a higher weighting of growth stocks; I believe that our portfolio’s long-term return potential can outpace the SPX in the future years. I always try to emphasize long-term investing and hope to increase our fund’s performance over the upcoming years:

Period                                    MXXVX          SPX

15 yrs.                                    15.30%        14.80%

Inception (10/16/1995)        10.87%        10.10%

A $10,000 investment in MXXVX at its inception has grown to $193,570. My wife and I have been owners since inception and willfully continue to purchase shares. We currently own 10.65% of MXXVX.

During the first half of this year, I made the following changes to our portfolio:

Sold - Five Below, Penn Entertainment & Under Armour

Bought + MGM, MercadoLibre

These changes were made to improve the growth potential and intrinsic value of our investments. To see the performance of our legacy holdings and additional portfolio information, please visit our website to read our Semi-annual Shareholder Letter for 6/30/24. As always, it is my honor to work for you and to invest side-by-side with you.

Good fortune,

Mark Mulholland

Performance graph

AVERAGE ANNUAL RETURNS

	1 YEAR	5 YEARS	10 YEARS
Matthew 25 Fund	22.95%	9.41%	8.73%
S&P 500 Index	24.56%	15.03%	12.85%

Hypothetical Cumulative Performance Comparison of $10,000 Investment For the Past 10 Years

Past performance is not a good predictor of future performance. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Updated performance data current to the most recent month-end can be obtained by calling 1-888-M25-FUND.

Fund statistics

NET ASSETS: $289.8 MILLION
PORTFOLIO HOLDINGS: 23
PORTFOLIO TURNOVER: 16.70%
ADVISORY FEES PAID BY FUND: $1,399,689

Asset Allocation

Semiconductors & Related Devices	15.98%
Air Courier Services	10.71%
Hotels & Motels	8.11%
Retail-Catalog & Mail-Order Houses	7.83%
Federal & Federally - Sponsored Credit Agencies	7.61%
Security Brokers, Dealers & Exchanges	6.41%
Motor Vehicles & Passenger Car Bodies	4.95%
National Commercial Bank	4.89%
Electronic Computers	4.83%
Fire, Marine & Casualty Insurance	4.65%
Investment Advice	4.63%
Services-Business Services	4.54%
Carpets & Rugs	4.18%
State Commercial Banks	3.66%
Transportation Equipment	2.77%
Real Estate Investment Trusts	1.81%
Business Services	1.52%
Money Market Fund	0.46%
Farm Machinery & Equipment	0.39%
Total % of Net Assets	99.93%

top ten holdings

1.	Nvidia Corp.	15.98%
2.	FedEx Corp.	10.71%
3.	Amazon.com, Inc.	7.83%
4.	Federal Agricultural Mortgage Corp. *	7.61%
5.	Goldman Sachs Group, Inc.	6.41%
6.	Park Hotels & Resorts, Inc.	5.04%
7.	Tesla, Inc.	4.95%
8.	JP Morgan Chase & Co.	4.89%
9.	Apple, Inc.	4.83%
10.	Berkshire Hathaway, Inc. Class A	4.65%
	Total % of Net Assets	72.90%
* Indicates a combined position.

How has the fund changed

As of April 26, 2024, the Matthew 25 Fund changed its custodian from U.S. Bank N.A. to Huntington National Bank to perform all custodian services for the Fund.

Notice Regarding Delivery of Shareholder Documents

In order to reduce expenses, we will deliver a single copy of prospectuses, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would prefer that your Matthew 25 Fund documents not be householded, please contact Matthew 25 Fund at 1-888-M25-FUND, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Matthew 25 Fund or your financial intermediary.

Availability of Additional Information about the Fund

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit https://www.matthew25fund.com/ or contact us at 1-888-M25-FUND.

For a more thorough understanding of our investment process, including a fuller description of our investment criteria and how we apply these criteria to our particular companies, we encourage you to read our shareholder letters contained within previous Annual and Semi-Reports, as well as current shareholder letters, available at https://www.matthew25fund.com/.

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.   Not applicable.

Item 6. Schedule of Investments. Schedule included in Item 7.

Item 7. Financial Statements and Financial Highlights for Open-End Management Companies.

Matthew 25 Fund

SEMI-ANNUAL REPORT

JUNE 30, 2024

(UNAUDITED)

Matthew 25 Fund

1-888-M25-FUND

Fund Symbol: MXXVX

Website: www.matthew25fund.com

This report is provided for the general information of Matthew 25 Fund shareholders. It is not authorized for distribution unless preceded or accompanied by an effective prospectus, which contains more complete information about the Fund. Please read it carefully before you invest.

Matthew 25 Fund

		SCHEDULE OF INVESTMENTS
			JUNE 30, 2024 (UNAUDITED)

Shares/Principal Amount		Cost	Value	% of Net Assets

COMMON STOCKS

Air Courier Services
103,500	FedEx Corp.	$9,467,251	$31,033,440	10.71%

Business Services
-	The Depository Trust & Clearing Corp. (Acquisition Dates 08/24/12 - 04/30/2024) (*) (***) (b)	1,225	6,582
10,000	MasterCard, Inc. Class A	195,219	4,411,600
		196,444	4,418,182	1.52%
Carpets & Rugs
825,000	Interface, Inc.	6,947,903	12,111,000	4.18%

Electronic Computers
66,500	Apple, Inc.	221,541	14,006,230	4.83%

Farm Machinery & Equipment
3,000	Deere & Co.	1,068,737	1,120,890	0.39%

Federal & Federally - Sponsored Credit Agencies
64,500	Federal Agricultural Mortgage Corp. Class C	3,094,503	11,662,890
81,841	Federal Agricultural Mortgage Corp. Class A **	5,876,357	10,379,894
		8,970,860	22,042,784	7.61%
Fire, Marine & Casualty Insurance
22	Berkshire Hathaway, Inc. Class A *	1,163,386	13,469,302	4.65%

Hotels & Motels
200,000	MGM Resorts International *	8,115,854	8,888,000
975,000	Park Hotels & Resorts, Inc.	13,701,645	14,605,500
		21,817,499	23,493,500	8.11%
Investment Advice
127,500	KKR & Co., Inc. Class A	1,334,064	13,418,100	4.63%

Motor Vehicles & Passenger Car Bodies
72,500	Tesla, Inc. *	11,809,731	14,346,300	4.95%

National Commercial Bank
70,000	JP Morgan Chase & Co.	2,327,348	14,158,200	4.89%

Real Estate Investment Trusts
200,000	Vornado Realty Trust *	3,985,055	5,258,000	1.81%

Retail-Catalog & Mail-Order Houses
117,500	Amazon.com, Inc. *	11,970,880	22,706,875	7.83%

Security Brokers, Dealers & Exchanges
41,000	Goldman Sachs Group, Inc.	3,869,395	18,545,120	6.41%

Semiconductors & Related Devices
375,000	Nvidia Corp.	19,091,504	46,327,500	15.98%

Services-Business Services
8,000	Mercadolibre, Inc. (Uruguay) *	12,907,521	13,147,200	4.54%

State Commercial Banks
145,000	East West Bancorp, Inc.	4,531,433	10,618,350	3.66%

Transportation Equipment
102,500	Polaris, Inc.	3,988,766	8,026,775	2.77%

	Total Common Stocks	125,669,318	288,247,748	99.47%

MONEY MARKET FUND
1,340,909	Goldman Sachs Financial Square Government Fund Class Institutional, 5.21% (a)	1,340,909	1,340,909	0.46%

Total Investments	$127,010,227	$289,588,657	99.93%

Other Assets Less Liabilities, Net		224,255	0.07%

Net Assets		$289,812,912	100.00%

* Non-Income producing securities during the period.
** Level 2 Security
*** Level 3 Security. This security was valued using significant unobservable inputs.
(a) Variable rate security; the rate shown represents the yield at June 30, 2024.
(b) Actual shares owned 0.111 shares.

The accompanying notes are an integral part of these financial statements.

Matthew 25 Fund

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2024 (UNAUDITED)
Assets
Investment in securities at market value (cost $127,010,227)	$ 289,588,657
Receivables:
Cash	3,200
Dividends & Interest	400,794
Securities Sold	449,147
Prepaid expenses	20,203
Total Assets	290,462,001
Liabilities
Payables:
Securities purchased	281,539
Shares redeemed	65,081
Advisor fees	232,088
Trustee fees	32,722
Accrued expenses	37,659
Total Liabilities	649,089

Net Assets (Equivalent to $31.57 per share based on 9,181,095	$ 289,812,912
shares of capital stock outstanding, 100,000,000 shares
authorized, $0.01 par value)
Minimum redemption price per share $31.57 x 0.98 = $30.94 (Note 7)

Composition of Net Assets
Shares of common stock	$ 91,811
Additional paid-in capital	120,345,156
Distributable earnings	169,375,945

Net Assets	$ 289,812,912

Matthew 25 Fund

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2024 (UNAUDITED)
Investment Income
Dividends	$ 1,968,419
Interest	36,751
Total Investment Income	2,005,170

Expenses
Management fees	1,399,689
Transfer agent and accounting fees	34,513
Trustees' fees and expenses	27,087
Compliance Officer fees	14,224
Custodian and bank fees	14,166
Professional fees	13,340
Office expenses	11,921
Registration fees	11,122
Postage & printing fees	9,942
Insurance	8,820
NSCC fees	3,325
NASDAQ fees	450
Interest expenses	19
Total Expenses	1,548,618

Net Investment Income	456,552

Realized and Unrealized Gain (Loss) from Investments
Net realized loss from investments	(2,571,489)
Net change in unrealized appreciation on investments	25,854,975
Net realized and unrealized gain from investments	23,283,486

Net increase in net assets resulting from operations	$ 23,740,038

Matthew 25 Fund

STATEMENTS OF CHANGES IN NET ASSETS

	(Unaudited)
	Six Months
	Ended	Year Ended
	6/30/2024	12/31/2023

Increase (Decrease) in Net Assets From Operations
Net investment income	$ 456,552	$ 555,475
Net realized gain (loss) from investments	(2,571,489)	23,819,650
Unrealized appreciation on investments	25,854,975	57,895,329
Net increase in assets resulting from operations	23,740,038	82,270,454

Distributions to Shareholders	-	(22,294,576)

Capital Share Transactions	(22,244,735)	(9,677,922)

Total Increase in Net Assets	1,495,303	50,297,956

Net Assets at Beginning of Period/Year	288,317,609	238,019,653

Net Assets at End of Period/Year	$ 289,812,912	$ 288,317,609

Matthew 25 Fund

	(Unaudited)
Selected data for a share outstanding	Six Months
throughout each period/year:	Ended		Years Ended
	6/30/2024		12/31/2023		12/31/2022		12/31/2021		12/31/2020	12/31/2019
Net Asset Value -
Beginning of Period/Year	$ 29.02		$ 23.01		$ 35.39		$ 32.47		$ 32.04	$ 22.97
Net Investment Income (1)	0.05		0.06		0.20		0.11		0.16	0.12
Net Gains or (Losses) on Investments
(realized and unrealized)	2.50		8.32		(10.78)		7.04		3.88	9.54
Total from Investment Operations	2.55		8.38		(10.58)		7.15		4.04	9.66

Less Distributions
From net investment income	0.00		(0.06)		(0.21)		(0.11)		(0.17)	(0.12)
From realized gains	0.00		(2.31)		(1.59)		(4.12)		(3.46)	(0.48)
Total Distributions	0.00		(2.37)		(1.80)		(4.23)		(3.63)	(0.60)

Paid in capital from redemption fees	0.00	*	0.00	*	0.00	*	0.00	*	0.02	0.01

Net Asset Value -
End of Period/Year	$ 31.57		$ 29.02		$ 23.01		$ 35.39		$ 32.47	$ 32.04

Total Return (2)	8.79%	(4)	36.44%		(30.08)%		22.27%		12.90%	42.14%

Net Assets - End of Period/Year (000's omitted)	$ 289,813		$ 288,318		$ 238,020		$ 376,399		$ 335,937	$ 373,278

Ratio of Expenses to Average Net Assets	1.11%	(3)	1.10%		1.10%		1.07%		1.11%	1.08%
Ratio of Net Investment Income to Average Net Assets	0.33%	(3)	0.21%		0.68%		0.30%		0.52%	0.41%

Portfolio Turnover Rate	16.70%	(4)	23.38%		29.02%		25.43%		14.51%	10.99%

(1) Per share net investment income (loss) has been determined on the average number of shares outstanding during the year.
(2) Total return assumes reinvestment of dividends.
(3) Annualized.
(4) Not Annualized.
* Amount is less than $0.005 per share.

matthew 25 fund

NOTES TO FINANCIAL STATEMENTS

june 30, 2024 (unaudited)

NOTE 1 - Nature of Operations

Matthew 25 Fund, Inc. was incorporated on August 28, 1995 in Pennsylvania and commenced operations on October 16, 1995. On November 2, 2012, a new Pennsylvania business trust was formed as Matthew 25 Fund. On January 1, 2013, Matthew 25 Fund was merged into the new business trust, and all of the attributes and ownership of the Pennsylvania Corporation (formerly Matthew 25 Fund, Inc.) are now part of the business trust known as Matthew 25 Fund (the “Fund”). The Fund is registered as an open-end, non-diversified management investment company under the Investment Company Act of 1940, and its shares are registered under the Securities Act of 1933. The Fund’s objective is to seek long-term capital appreciation. Income is a secondary objective.

NOTE 2 - Summary of Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Fund. The Fund follows the accounting and reporting guidance of FASB Accounting Standard Codification 946 applicable to investment companies.

Security Valuation

All investments in securities are recorded at their estimated fair value, as described in Note 3.

Federal Income Taxes

The Fund makes no provision for federal income or excise tax. The Fund intends to qualify each year as a “regulated investment company” (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of their taxable income. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that they will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense. Therefore, no federal income tax or excise provision is required.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2020-2022) or expected to be taken on the Fund’s 2023 tax return. The Fund identifies their major tax jurisdiction as U.S. Federal, however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the six months ended June 30, 2024, the Fund did not incur any interest or penalties.

Distributions to Shareholders

The Fund intends to distribute to its shareholders substantially all of its net investment income, if any, and net realized capital gains, if any, annually.

Cash and Cash Equivalents

The Fund considers all highly liquid debt instruments having original maturities of three months or less at the date of purchase to be cash equivalents. The Fund may, during the ordinary course of business, maintain account balances with banks in excess of federally insured limits. The Fund has not experienced losses on these accounts, and management believes that the Fund is not exposed to significant risks on such accounts.

Security Transactions and Investment Income

The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE 3 – Securities Valuations

Processes and Structure

The Fund’s Board of Trustees has adopted guidelines for valuing securities including in circumstances in which market quotes are not readily available and has delegated to the Adviser the responsibility for determining fair value prices, subject to review by the Board of Trustees.

The Fund's Board of Trustees has adopted guidelines for Fair Value Pricing, and has delegated to the Advisor the responsibility for determining fair value prices, subject to review by the Board of Trustees. Generally, Fair Value Pricing is used only when market prices are unavailable. As an example, if trading is halted on one of the Fund's portfolio holdings while the market remains open for most other securities, the Advisor may use Fair Value Pricing to value the holding in order to calculate the day's NAV.

Hierarchy of Fair Value Inputs

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

•	Level 1. Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2. Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments in active markets, interest rates, implied volatilities, credit spreads, yield curves, and market-collaborated inputs.

•	Level 3. Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements

A description of the valuation techniques applied to the company's major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stocks). Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds, and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship and that are categorized in level 2. Exchange or NASDAQ securities that have not recently traded are valued at the last bid price in the securities primary market. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in level 2, or level 3 as applicable.

Short-term investment. Investments in other open-end investment companies, including money market funds, are valued at the investment company's net asset value per share. These securities will be categorized Level 1 of the fair value hierarchy.

The following table summarizes the inputs used to value the Fund's assets and liabilities measured at fair value as of June 30, 2024:

	Financial Instruments – Assets
Categories	Level 1	Level 2	Level 3	Fair Value

Common Stocks *	$277,861,272	$ 10,379,894	$ 6,582	$288,247,748
Short-Term Investment	1,340,909	-	-	1,340,909
	$279,202,181	$ 10,379,894	$ 6,582	$289,588,657

* Industry classifications for these categories are detailed in the Schedule of Investments.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Level 3
Balance as of 12/31/2023	$4,758
Accrued Accretion/(Amortization)	-
Change in Unrealized Appreciation/(Depreciation)	1,775
Realized Gain/(Loss)	-
Purchases/Sales	49
Transfers In/(Out) of Level 3	-
Balance as of 6/30/2024	$6,582

The Level 3 valuation technique and significant unobservable inputs used for the Fund’s investment is the valuation of the security based on the latest available market value provided by the Company.

NOTE 4 - Investment Advisory Agreement and Other Related Party Transactions

The Fund has an investment advisory agreement with The Matthew 25 Management Corporation, (“The Advisor”) whereby The Advisor receives a fee of 1% per year on the net assets of the Fund. All fees are computed on the daily closing net asset value of the Fund and are payable monthly. The Advisor has agreed to decrease the investment advisory fee or, if necessary, to reimburse the Fund if and to the extent that the Fund's aggregate annual operating expenses exceed 2.0% of the first $10,000,000 and 1.5% of the next $20,000,000.

The management fee for the six months ended June 30, 2024, as computed pursuant to the investment advisory agreement, totaled $1,399,689. The management fee is the only revenue for the Advisor and the Advisor's expenses are paid out of this revenue.

Mr. Mark Mulholland is the sole director of The Advisor and is also the President of the Fund.

The Fund’s Chief Compliance Officer is the sister of an interested Trustee of the Fund.

NOTE 5 - Investments

For the six months ended June 30, 2024, purchases and sales of investment securities other than short-term investments aggregated $47,194,295 and $68,248,894, respectively.

NOTE 6 - Capital Share Transactions

As of June 30, 2024, there were 100,000,000 shares of $0.01 per value capital stock authorized. Transactions in capital stock were as follows:

	June 30, 2024		December 31, 2023
	Shares	Amount	Shares	Amount
Shares sold	60,485	$ 1,759,963	145,604	$ 3,885,143
Shares reinvested	-	-	686,933	19,893,591
Redemption fees	-	57	-	4,335
Shares redeemed	(815,865)	(24,004,755)	(1,238,179)	(33,460,991)
Net decrease	(755,380)	$(22,244,735)	(405,642)	$ (9,677,922)

NOTE 7 - Redemption Fee

To discourage short-term trades by investors, and to compensate the Fund for costs that may be incurred by such trades, the Fund will impose a redemption fee of 2% of the total redemption amount (calculated at market value) if shares are held for 365 days or less. The redemption fee does not apply to shares purchased through reinvested distributions. For the six months ended June 30, 2024, the Fund received $57 in redemption fees that were reclassified to paid-in capital.

NOTE 8 – Tax Matters

As of December 31, 2023, the tax basis unrealized appreciation (depreciation) and cost of investment securities, including short-term investments, were as follows:

Federal tax cost of investments + $ 149,967,362

Gross tax unrealized appreciation on investments $ 138,584,675

Gross tax unrealized depreciation on investments (2,029,529)

Net tax unrealized appreciation $ 136,555,146

The Fund’s distributable earnings on a tax basis is determined only at the end of each fiscal year. As of December 31, 2023, the Fund’s most recent fiscal year end, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income $ 10,507

Undistributed capital gain 9,070,272

Unrealized appreciation 136,555,146

Total distributable earnings $145,635,925

+ The difference between the book cost and tax cost of investments represents disallowed wash sales for tax purposes.

Ordinary income and long-term capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from the character of net investment income or net realized gains presented in the financial statements in accordance with U.S. GAAP.

The tax character of distributions paid during the fiscal year ended December 31, 2023 are as follows:

12/31/2023
Ordinary income	$ 567,857
Long-term capital gain	21,726,719
Total	$ 22,294,576

There were no distributions paid during the six months ended June 30, 2024.

NOTE 9 – Commitments & Contingencies

In the normal course of business, the Fund enters into contracts that contain general indemnifications to other parties. The Fund’s maximum exposure under these contracts is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The Fund expects the risk of loss to be remote.

NOTE 10 – Market and Geopolitical Risk

The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change and climate-related events, pandemics, epidemics, terrorism, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments. In times of severe market disruptions, you could lose your entire investment.

NOTE 11 – New Accounting Pronouncement

In September 2023, the SEC adopted a final rule relating to “Names Rule” under the 1940 Act. The amendments expanded the rule to require more funds to adopt an 80 percent investment policy, including funds with names suggesting a focus in investments with particular characteristics (e.g., growth or value) or with terms that reference a thematic investment focus (e.g., environmental, social, or governance factors). The amendments will require that a fund review its name for compliance with the rule. If needed, a fund may need to adopt an 80 percent investment policy and review its portfolio assets' treatment under such policy at least quarterly. The rule also requires additional prospectus disclosure and reporting and record keeping requirements. The amendments will become effective on April 9, 2024. The compliance date is February 9, 2026 for Funds with more than $1 billion in assets and August 9, 2026 for Funds with less than $1 billion in assets. The Fund is in compliance with this new rule.

NOTE 12 – Change of Service Providers

As of April 26, 2024, the Fund changed their custodian from U.S. Bank N.A. to Huntington National Bank to perform all custodian services for the Fund.

NOTE 13 – Subsequent Events

Management has evaluated subsequent events through the date the financial statements were issued and has determined no such events requiring disclosure.

matthew 25 fund

ADDITIONAL INFORMATION

JUNE 30, 2024 (UNAUDITED)

PROXY VOTING GUIDELINES

Matthew 25 Management Corp., the Fund's Advisor, is responsible for exercising the voting rights associated with the securities held by the Fund. A description of the policies and procedures used by the Advisor in fulfilling this responsibility and a record of the Fund’s proxy votes for the most recent twelve month period ended June 30, are available without charge, upon request, by calling toll free 1-888-M25-FUND. The Proxy Voting Record is also available on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

QUARTERLY FILING OF PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. The Fund's Forms N-PORT are available on the SEC's website at http://www.sec.gov. The Fund's Forms N-PORT may also be reviewed and copied at the SEC's Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Matthew 25 Fund

Item 8.  Changes in and Disagreements with Accountants for Open-End Management Investment Companies. Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies. Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies. The information is included as part of the material filed under Item 7 of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract. The information is included as part of the material filed under Item 7 of this Form.

Item 12. Disclosure of Closed End fund Proxy Voting Policies/Procedures. Not applicable.

Item 13.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 14. Purchases of Equity Securities by Closed End Funds. Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders. Not applicable.

Item 16. Controls and Procedures.

(a)       Disclosure Controls & Procedures.  The registrant’s president and chief financial officer has concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b)       Internal Controls. There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(b) under the 1940 Act that occurred during the registrant’s first fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19.  Exhibits.

(a)(1) EX-99.CERT.  Filed herewith.

(a)(2) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)       EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Matthew 25 Fund

By: /s/ Mark Mulholland

      Mark Mulholland

      Principal Executive Officer and Principal Financial Officer

Date: September 6, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Mark Mulholland

      Mark Mulholland

      Principal Executive Officer and Principal Financial Officer

Date: September 6, 2024